Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Trading securities	[1]		¥ 422,053
Equity securities	[2]	¥ 593,925
Available-for-sale securities			1,015,477
Trading debt securities		24,560
Available-for-sale debt securities		1,137,081
Held-to-maturity securities		114,288	113,891
Other securities			178,034
Total		¥ 1,869,854	¥ 1,729,455

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities was ¥403,797 million as of March 31, 2018.
[2]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities was ¥375,480 million as of September 30, 2018. The amount of investment funds that are accounted for under the equity method included in equity securities was ¥85,824 million as of September 30, 2018. The amount of investment funds elected for the fair value option included in equity securities was ¥5,751 million as of September 30, 2018.